Interest expense	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Interest expense
Note 7 - Interest expense
Interest expense consists of the following:

	For the Years Ended December 31,
(In $ millions)	2025	2024	2023
Debt interest expense	(210.9)	(194.7)	(157.4)
Amortization of deferred finance charges	(13.4)	(11.5)	(10.3)
Amortization of debt discount	(6.8)	(6.8)	(1.0)
Amortization of debt premium	2.7	1.3	—
Loss on debt extinguishment (1)	—	—	(19.4)
Gain on debt extinguishment (2)	—	—	10.9
Total	(228.4)	(211.7)	(177.2)
(1) Loss on debt extinguishment for the year ended December 31, 2023, includes losses on the repayment of certain previous debt facilities after new debt funding was issued in 2023.
(2) Gain on debt extinguishment for the year ended December 31, 2023, represents a gain on the repayment of a previous debt facility after new debt funding was issued in 2023.